Income Taxes	12 Months Ended
Dec. 31, 2018
Income Taxes
Income taxes

(10)    Income Taxes

The composition of income tax expense for the years ended December 31, 2018, 2017, and 2016 was as follows:

(in thousands)	2018	2017	2016
Current:
Federal	$1,175	$2,761	$3,578
State	(181)	385	489
Total current	994	3,146	4,067
Deferred:
Federal	674	3,189	(267)
State	—	1,567	(50)
Total deferred	674	4,756	(317)
Total income tax expense	$1,668	$7,902	$3,750

Applicable income tax expense for financial reporting purposes differs from the amount computed by applying the statutory federal income tax rate for the reasons noted in the table for the years ended December 31, 2018, 2017, and 2016 are as follows:

	2018		2017		2016
(in thousands)	Amount	%	Amount	%	Amount	%
Income before provision for income tax expense	$12,382		$11,316		$11,032
Tax at statutory federal income tax rate	$2,600	21.00%	$3,847	34.00%	$3,751	34.00%
Tax Cuts and Jobs Act	(343)	(2.77)	3,139	27.74	—	—
State restructuring	(143)	(1.16)	966	8.54	—	—
Tax-exempt income, net	(432)	(3.49)	(394)	(3.48)	(314)	(2.85)
State income tax, net of federal tax benefit	—	—	323	2.85	290	2.63
Other, net	(14)	(0.11)	21	0.18	23	0.21
Provision for income tax expense	$1,668	13.47%	$7,902	69.83%	$3,750	33.99%

Income taxes as a percentage of earnings before income taxes as reported in the consolidated financial statements were 13.5% for the year ended December 31, 2018 compared to 69.8% and 34.0% for the years ended December 31, 2017 and 2016, respectively. As further described below, the decrease in the effective tax rate in 2018 over 2017 and 2016 is primarily due to a decrease in the federal corporate tax rate, the release of the valuation allowance related to capital losses, a pension contribution made during the second quarter of 2018 that was attributable to the 2017 plan year, and the Company's additional tax planning initiatives.

The federal corporate income tax rate declined from 34% to 21% effective January 1, 2018 as a result of the Tax Cuts and Jobs Act, (Tax Act). The Company's tax rate is lower than the federal statutory rate primarily as a result of tax-exempt income, the release of the valuation allowance related to capital loss carryforwards, and a pension contribution made during the second quarter of 2018 that was attributable to the 2017 plan year, and the Company's additional tax planning initiatives. The provisional adjustments recorded in the fourth quarter of 2017 related to the enactment of the Tax Act were finalized during the third quarter of 2018 with the filing of the Company's 2017 tax return, within the one-year measurement period provided under Staff Accounting Bulletin No. 118 in regards to the application of FASB's ASC Topic 740, Income Taxes. The finalization of the Company's Tax Act adjustments included a $343,000 benefit, while the Company's additional tax planning initiatives included a $143,000 benefit. The total benefits are comprised of $306,000 benefit attributable to the pension contribution discussed above and a $180,000 benefit attributable to various accounting method changes made on the Company's 2017 tax return. Such adjustments were recorded in the second and third quarters of 2018 respectively.

The components of deferred tax assets and deferred tax liabilities at December 31, 2018 and 2017 were as follows:

(in thousands)	2018	2017
Deferred tax assets:
Allowance for loan losses	$2,285	$2,279
Impairment of other real estate owned	630	672
Goodwill	227	409
Available-for-sale securities	895	664
Nonaccrual loan interest	119	167
Core deposit intangible	90	160
Pension	1,516	1,669
Deferred compensation	160	87
Other	282	257
Total deferred tax assets	$6,204	$6,364
Deferred tax liabilities:
Premises and equipment	$483	$333
Mortgage servicing rights	616	570
Deferred loan costs	261	—
Accelerated prepaids	321	356
Other	10	34
Total deferred tax liabilities	1,691	1,293
Net deferred tax assets	$4,513	$5,071

The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income of the appropriate character during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning initiatives in making this assessment. In management's opinion, the Company will more likely than not realize the benefits of its deferred tax assets and, therefore, has not established a valuation allowance against its deferred tax assets as of December 31, 2018. Management arrived at this conclusion based upon the level of historical taxable income and projections for future taxable income of the appropriate character over the periods in which the deferred tax assets are deductible. As indicated above, the Company released a $46,000 valuation allowance against certain capital loss carryforwards during the second quarter of 2018 as a result of the execution of certain tax planning initiatives that generated sufficient capital gain income prior to the expiration of the carryforwards.

The Company follows ASC Topic 740, Income Taxes, which addresses the accounting for uncertain tax positions. For each of the years ended December 31, 2018 and 2017, respectively, the Company did not have any uncertain tax provisions, and did not record any related tax liabilities.